LEASES (Tables)	3 Months Ended
Mar. 31, 2025
Leases
Schedule of operating lease

	March 31,
Operating leases	2025	2024
Assets
ROU operating lease assets	$–	$485,178

Liabilities
Current portion of operating lease	–	80,400
Operating lease, net of current portion	–	484,545
Total operating lease liabilities	$–	$564,945

Schedule of weighted average remaining lease term and discount rate

	March 31,
Operating leases	2025	2024
Weighted average remaining lease term (years)	0	7.25
Weighted average discount rate	0.00%	6.00%

Schedule of future minimum operating lease payments

Three Months Ended March 31,
2025	$0
2026	0
2027 and later	0
Total lease payments	0
Less imputed interest	(0)
Total lease obligations	0
Less current lease obligations	(0)
Long-term lease obligations	$0